Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2020
Related Party Balances and Transactions
Related Party Balances and Transactions

27. Related Party Balances and Transactions

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Entity or Individual	Relationship with the Company
Baidu Capital L.P.	Shareholder
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd.	Controlled by Principal Shareholder
Shanghai NIO Hongling Investment Management Co., Ltd.	Controlled by Principal Shareholder
NIO Capital	Controlled by Principal Shareholder
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.	Affiliate
Beijing Chehui Hudong Guanggao Co., Ltd.	Controlled by Principal Shareholder
Beijing Xinyi Hudong Guanggao Co., Ltd.	Controlled by Principal Shareholder
Bite Shijie (Beijing) Keji Co., Ltd.	Controlled by Principal Shareholder
Kunshan Siwopu Intelligent Equipment Co., Ltd.	Affiliate
Nanjing Weibang Transmission Technology Co., Ltd.	Affiliate
Shanghai Weishang Business Consulting Co., Ltd.	Controlled by Principal Shareholder
Beijing Bit Ep Information Technology Co., Ltd.	Controlled by Principal Shareholder
Serene View Investment Limited	Controlled by Principal Shareholder
Huang River Investment Limited	Controlled by Principal Shareholder
Tianjin Boyou Information Technology Co., Ltd.	Controlled by Principal Shareholder
Wistron Info Comm (Kunshan) Co., Ltd.	Subsidiary's Non-controlling shareholder
Beijing Yiche Information Science and Technology Co., Ltd.	Controlled by Principal Shareholder
Beijing Yiche Interactive Advertising Co., Ltd.	Controlled by Principal Shareholder
Shanghai Yiju Information Technology Co., Ltd.	Controlled by Principal Shareholder
Beijing Changxing Information Technology Co., Ltd.	Significantly influenced by Principal Shareholder
Beijing Bitauto Interactive Technology Co., Ltd.	Controlled by Principal Shareholder
Wuhan Weineng Battery Assets Co., Ltd.	Affiliate
Xtronics Innovation Ltd.	Subsidiary's Non-controlling shareholder
Xunjie Energy (Wuhan) Co ., Ltd.	Affiliate

In June 2018, Wenjie Wu, originally appointed by Baidu Capital L.P. to be a board director of the Company, resigned and since then, Baidu Capital L.P. ceased to have significant influence over the Company and was no longer the Group's related party.

In December 2020, Mr. Bin Li resigned as chairman of the Board in Beijing Bitauto Interactive Technology Co., Ltd.. Since then, Beijing Bitauto Interactive Technology Co., Ltd., Beijing Xinyi Hudong Guanggao Co., Ltd., Bite Shijie (Beijing) Keji Co., Ltd. and Beijing Chehui Hudong Guanggao Co., Ltd. were no longer controlled by Mr. Bin Li, and were no longer the Group's related parties.

(a) The Group entered into the following significant related party transactions:

(i) Provision of service

For the years ended December 31, 2018, 2019 and 2020, service income was primarily generated from property management and miscellaneous research and development services the Group provided to its related parties.

	For the Year Ended December 31,
	2018	2019	2020
Nanjing Weibang Transmission Technology Co., Ltd.	—	2,417	1,523
Wuhan Weineng Battery Assets Co., Ltd.	—	—	38
Shanghai Weishang Business Consulting Co., Ltd.	905	1,806	—
Shanghai NIO Hongling Investment Management Co., Ltd.	2,707	—	—
	3,612	4,223	1,561

(ii) Acceptance of advertising and IT support services

	For the Year Ended December 31,
	2018	2019	2020
Beijing Chehui Hudong Guanggao Co., Ltd.	6,915	29,599	92,356
Beijing Xinyi Hudong Guanggao Co., Ltd.	28,245	37,935	39,919
Beijing Bit Ep Information Technology Co., Ltd.	—	3,627	4,159
Tianjin Boyou Information Technology Co., Ltd.	—	264	1,594
Beijing Yiche Information Science and Technology Co., Ltd.	32	466	280
Shanghai Yiju Information Technology Co., Ltd.	—	76	142
Bite Shijie (Beijing) Keji Co., Ltd.	2,865	1,664	47
Beijing Yiche Interactive Advertising Co., Ltd.	—	6,132	—
	38,057	79,763	138,497

(iii) Loan to related party

	For the Year Ended December 31,
	2018	2019	2020
NIO Capital	66,166	—	—

On January 12, 2018, the Group granted two interest free loans to NIO Capital, with principal amount of US$5,000 each. The loans mature in six months. One of the loan has been received by the Group and the other has been converted into the investment in ordinary shares of a subsidiary of NIO Capital, which was further disposed in 2019.

(iv) Cost of manufacturing consignment

	For the Year Ended December 31,
	2018	2019	2020
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.	132,152	132,511	174,680

(v) Purchase of raw material, property and equipment

	For the Year Ended December 31,
	2018	2019	2020
Nanjing Weibang Transmission Technology Co., Ltd.	—	34,220	114,329
Kunshan Siwopu Intelligent Equipment Co., Ltd.	11,107	7,982	22,797
Xunjie Energy (Wuhan) Co., Ltd.	—	—	460
	11,107	42,202	137,586

(vi) Interest payable on behalf of related party

	For the Year Ended December 31,
	2018	2019	2020
Baidu Capital L.P.	8,065	—	—

(vii) Acceptance of R&D and maintenance service

	For the Year Ended December 31,
	2018	2019	2020
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.	14,776	—	1,953
Kunshan Siwopu Intelligent Equipment Co., Ltd.	2,436	341	1,449
	17,212	341	3,402

(viii) Payment on behalf of related party

	For the Year Ended December 31,
	2018	2019	2020
Nanjing Weibang Transmission Technology Co., Ltd.	2,790	—	—

(ix) Loan from related party

	For the Year Ended December 31,
	2018	2019	2020
Beijing Bitauto Interactive Technology Co., Ltd.	—	—	260,000
Beijing Changxing Information Technology Co., Ltd.	—	25,799	—
	—	25,799	260,000

In 2019, the Company signed a loan agreement with Beijing Changxing Information Technology Co., Ltd. for a loan of RMB25,799 at an interest rate of 15%. As of December 31, 2020, the loan has been fully repaid by the Company.

In 2020, the Company signed loan agreements with Beijing Bitauto Interactive Technology Co., Ltd. for an aggregate loan amount of RMB260,000 at an interest rate of 6%. As of December 31, 2020, the loans have been fully repaid by the Company.

(x) Sale of raw material, property and equipment

	For the Year Ended December 31,
	2018	2019	2020
Wistron Info Comm (Kunshan) Co., Ltd.	—	725	358
Wuhan Weineng Battery Assets Co., Ltd.	—	—	120
	—	725	478

(xi) Convertible notes issued to related parties and interest accural (Note 12)

	For the Year Ended December 31,
	2018	2019	2020
Serene View Investment Limited	—	614,926	101,927
Huang River Investment Limited	—	920,914	22,018
	—	1,535,840	123,945

(xii) Sales of goods

	For the Year Ended December 31,
	2018	2019	2020
Wuhan Weineng Battery Assets Co., Ltd.	—	—	290,135
Beijing Bit Ep Information Technology Co., Ltd.	—	—	4,402
Beijing Bitauto Interactive Technology Co., Ltd.	—	—	1,974
Beijing Yiche Interactive Advertising Co., Ltd.	—	—	1,453
Beijing Yiche Information Science and Technology Co., Ltd.	—	—	525
	—	—	298,489

(b) The Group had the following significant related party balances:

(i) Amounts due from related parties

	As of December 31
	2019	2020
Wuhan Weineng Battery Assets Co. Ltd.	—	118,779
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd.	50,000	50,000
Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	617
Nanjing Weibang Transmission Technology Co., Ltd.	674	509
Wistron Info Comm (Kunshan) Co., Ltd.	109	—
Total	50,783	169,905

In 2017, the Company grant interest-free loans to Ningbo Meishen Bonded Port Area Weilan Investment Co., Ltd. As of December 31, 2020, the loans remain outstanding.

(ii) Amounts due to related parties

	As of December 31
	2019	2020
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.	180,687	273,982
Nanjing Weibang Transmission Technology Co., Ltd.	33,018	51,687
Kunshan Siwopu Intelligent Equipment Co., Ltd.	379	11,986
Wistron Info Comm (Kunshan) Co., Ltd.	—	3,007
Beijing Bit Ep Information Technology Co., Ltd.	2,598	1,768
Xtronics Innovation Ltd.	—	1,493
Xunjie Energy (Wuhan) Co ., Ltd.	—	513
Beijing Yiche Information Science and Technology Co., Ltd.	205	167
Beijing Xinyi Hudong Guanggao Co., Ltd.	36,714	—
Beijing Changxing Information Technology Co., Ltd.	25,799	—
Beijing Chehui Hudong Guanggao Co., Ltd.	25,170	—
Beijing Yiche Interactive Advertising Co., Ltd.	3,500	—
Bite Shijie (Beijing) Keji Co., Ltd.	1,549	—
Shanghai Yiju Information Technology Co., Ltd.	80	—
Tianjin Boyou Information Technology Co., Ltd.	30	—
Total	309,729	344,603

(iii) Short-term borrowings and interest payable

	As of December 31
	2019
Huang River Investment Limited	354,840	3,391
Serene View Investment Limited	350,255	—
Total	705,095	3,391

(iv) Long-term borrowings

	As of December 31
	2019	2020
Huang River Investment Limited	560,325	531,507
Serene View Investment Limited	258,213	—
Total	818,538	531,507